Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Lived Assets by Geographic Area:
Long-lived assets	$ 122,447	$ 120,681
United States
Long-Lived Assets by Geographic Area:
Long-lived assets	106,058	104,211
International
Long-Lived Assets by Geographic Area:
Long-lived assets	$ 16,389	$ 16,470